Shareholder's Deficit (Details) - $ / shares			6 Months Ended	12 Months Ended
	Jul. 10, 2024	May 23, 2022	Jun. 30, 2024	Dec. 31, 2023	Oct. 11, 2023	Dec. 31, 2022	Apr. 11, 2022
Stockholders' Deficit [Line Items]
Preferred shares authorized			1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued			0	0		0
Preferred stock, shares outstanding			0	0		0
Ordinary shares, per value (in Dollars per share)			$ 0.03	$ 0.03			$ 10
Ordinary shares, subject to possible redemption shares	751,837				4,537,829
Proceeds from sale of public units, shares	3,785,992	1,932,500
Percentage of warrant exercise price			165.00%	165.00%
Redemption price per share (in Dollars per share)			$ 16.5	$ 16.5
Initial Business Combination period			30 days	30 days
Initial Business Combination period for month			12 months	12 months
Warrant term			5 years	5 years
Minimum threshold written notice period for redemption of public warrants			30 days	30 days
Threshold consecutive trading days for redemption of public warrants			30 days	30 days
Common Class A [Member]
Stockholders' Deficit [Line Items]
Common stock, shares authorized			200,000,000	200,000,000		200,000,000
Ordinary shares, per value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued			510,000	510,000		510,000
Common stock, shares outstanding			510,000	510,000		510,000
Ordinary shares, subject to possible redemption shares			4,537,829	4,537,829		8,250,000
Converted basis rate			20.00%	20.00%
Exercisable price (in Dollars per share)			$ 11.5	$ 11.5
Issue price per share (in Dollars per share)			$ 9.2	$ 9.2
Common Class B [Member]
Stockholders' Deficit [Line Items]
Common stock, shares authorized			20,000,000	20,000,000		20,000,000
Ordinary shares, per value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			2,062,500	2,062,500		2,062,500
Common stock, shares outstanding			2,062,500	2,062,500		2,062,500
Issued of forfeited share		93,750
Warrant [Member]
Stockholders' Deficit [Line Items]
Ordinary shares, per value (in Dollars per share)			$ 16.5
Exercisable price (in Dollars per share)			$ 11.5	$ 11.5
Percentage of warrant exercise price			115.00%	115.00%
Redemption price per warrant (in Dollars per share)			$ 0.01	$ 0.01
Shares equals or exceeds per share (in Dollars per share)				$ 16.5
Warrant [Member] | Common Class A [Member]
Stockholders' Deficit [Line Items]
Percentage of gross proceeds			60.00%	60.00%
Business combination share price			9.2	9.2
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Stockholders' Deficit [Line Items]
Proceeds from sale of public units, shares		375,000
Founder Share [Member] | Common Class B [Member]
Stockholders' Deficit [Line Items]
Ordinary shares, per value (in Dollars per share)			$ 0.0001